Right-of-use assets	12 Months Ended
Dec. 31, 2025
Disclosure of quantitative information about right-of-use assets [abstract]
Right-of-use assets	Right-of-use assets

	Properties	Motor vehicles	Total	1.
	US$'000	US$'000	US$'000
Balance at January 1, 2025	4,072	1,733	5,805
Additions	8,373	415	8,788
Acquisition of businesses	46,930	2,769	49,699
Depreciation charge	(6,696)	(1,080)	(7,776)
Exchange differences	391	43	434
Balance at December 31, 2025	53,070	3,880	56,950
Cost	62,876	6,239	69,115
Accumulated depreciation	(9,806)	(2,359)	(12,165)
Net book amount	53,070	3,880	56,950

	(Recast)	(Recast)	(Recast)
Balance at January 1, 2024	4,197	813	5,010
Additions	-	1,482	1,482
Reclassifications	1,129	-	1,129
Depreciation charge	(1,118)	(414)	(1,532)
Exchange differences	(136)	(148)	(284)
Balance at December 31, 2024	4,072	1,733	5,805
Cost	7,573	3,055	10,628
Accumulated depreciation	(3,501)	(1,322)	(4,823)
Net book amount	4,072	1,733	5,805
The consolidated statement of comprehensive income or loss shows the following amounts relating to right-of-use assets:

	2025	2024	2023
Depreciation charge on right-of-use assets	US$'000	US$'000	US$'000
		(Recast)	(Recast)
Properties	6,696	1,118	669
Motor vehicles	1,080	414	300
	7,776	1,532	969
Lease liabilities
The consolidated statement of financial position shows the following amounts relating to leases:

	2025	2024
	US$'000	US$'000
		(Recast)
Balance at January 1,	6,588	5,659
Additions	8,281	1,837
Acquisition of businesses	52,008	1,104
Interest expense	3,637	491
Lease payments (principal and interest)	(8,874)	(1,821)
Exchange differences	442	(682)
Balance at December 31,	62,082	6,588

Lease liabilities	2025	2024	1.
	US$'000	US$'000	1.
		(Recast)	1.
Current	5,548	1,546
Non-current	56,534	5,042
Total lease liabilities	62,082	6,588
The consolidated statement of comprehensive income shows the following amounts relating to leases:

Interest expense relating to leases	2025	2024	2023
	US$'000	US$'000	US$'000
		(Recast)	(Recast)	1.
Properties	3,476	428	402
Motor vehicles	161	63	21
Total lease interest	3,637	491	423
The total cash outflow for leases in 2025 comprises $5,237,000 (2024: $1,317,000, 2023: $1,266,000) principal and
$3,637,000 (2024: $491,000, 2023: $423,000) interest payments.